Derivative Financial Instruments and Market Risks - Disclosure of Potential Effects of Netting Arrangements (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [Abstract]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 196	€ 210	€ 218
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	196	210	218
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(67)	(97)	(66)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	129	113	152
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(74)	(132)	(85)
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(74)	(132)	(85)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	67	97	66
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ (7)	€ (35)	€ (19)